PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
Depreciation of an asset commences when it is available for use. PP&E is depreciated for each component of the asset classes as follows:

Buildings	Up to 50 years
Right-of-use assets	Up to 40 years but not exceeding the term of the lease
Machinery and equipment	Up to 30 years
Vessels	Up to 35 years
Oil and gas related equipment and mining property	Units of production

(US$ MILLIONS)	Land	Buildings	Machinery and equipment	Vessels	Others	Right-of-use assets	Total
Gross carrying amount
Balance at January 1, 2021	$382	$4,271	$5,592	$4,171	$1,931	$1,657	$18,004
Additions (cash and non-cash)	—	181	799	208	57	174	1,419
Dispositions (1)	(44)	(99)	(838)	(61)	(46)	(85)	(1,173)
Acquisitions through business combinations (2)	105	157	1,862	—	28	366	2,518
Transfers and assets reclassified as held for sale (3)	(36)	11	(39)	(121)	4	42	(139)
Foreign currency translation and other (4)	(15)	(154)	(170)	—	51	1	(287)
Balance at December 31, 2021	$392	$4,367	$7,206	$4,197	$2,025	$2,155	$20,342
Additions (cash and non-cash)	2	257	1,389	120	66	276	2,110
Dispositions	(10)	(24)	(304)	—	(9)	(119)	(466)
Acquisitions through business combinations (2)	23	66	982	—	39	131	1,241
Transfers and assets reclassified as held for sale (3)	(36)	19	(78)	(182)	—	(10)	(287)
Foreign currency translation and other (4)	(5)	(413)	(293)	—	(122)	(127)	(960)
Balances at December 31, 2022	$366	$4,272	$8,902	$4,135	$1,999	$2,306	$21,980

Accumulated depreciation and impairment
Balance at January 1, 2021	$—	$(193)	$(1,445)	$(1,060)	$(919)	$(405)	$(4,022)
Depreciation/depletion/impairment expense	—	(206)	(711)	(431)	(69)	(263)	(1,680)
Dispositions (1)	—	26	399	46	29	53	553
Transfers and assets reclassified as held for sale (3)	—	(23)	24	106	—	(4)	103
Foreign currency translation and other	—	(41)	68	—	(13)	15	29
Balances at December 31, 2021	$—	$(437)	$(1,665)	$(1,339)	$(972)	$(604)	$(5,017)
Depreciation/depletion/impairment expense	—	(147)	(945)	(277)	81	(338)	(1,626)
Dispositions	—	21	129	—	7	88	245
Transfers and assets reclassified as held for sale (2)	—	—	32	116	—	1	149
Foreign currency translation and other	—	20	54	—	51	37	162
Balance at December 31, 2022	$—	$(543)	$(2,395)	$(1,500)	$(833)	$(816)	$(6,087)
Net book value
December 31, 2021	$392	$3,930	$5,541	$2,858	$1,053	$1,551	$15,325
December 31, 2022	$366	$3,729	$6,507	$2,635	$1,166	$1,490	$15,893
____________________________________
(1)During the first quarter of 2021, the partnership derecognized $505 million of property, plant and equipment, net of accumulated amortization related to the deconsolidation of the partnership’s graphite electrode operations on March 1, 2021. Refer to Note 8 for additional information.
(2)See Note 3 for additional information.
(3)See Note 9 for additional information.
(4)Includes a decrease of $194 million (2021: increase of $11 million) in capitalized costs associated with decommissioning certain assets primarily at the partnership’s nuclear technology services operations as a result of updates to the discount rate used.
During the year ended December 31, 2022, the partnership recorded $223 million of impairment reversals primarily related to the partnership’s natural gas production operations as a result of a change in estimate of future natural gas prices and $86 million of impairment expense primarily related to machinery and equipment at the partnerships’ road fuels operations.
The right-of-use assets and assets subject to operating leases in which the partnership is a lessor by class of underlying asset as at December 31, 2022 and the depreciation/impairment expense of right-of-use assets by class of underlying asset for the year ended December 31, 2022 are outlined below:

	Year ended December 31, 2022
(US$ MILLIONS)	Land	Buildings	Machinery and equipment	Vessels	Others	Total
Lessee
Right-of-use assets	$107	$866	$467	$—	$50	$1,490
Depreciation/impairment expense	(12)	(160)	(132)	(12)	(22)	(338)
Lessor
Assets subject to operating leases	1	25	2,198	2,329	—	4,553

	Year ended December 31, 2021
(US$ MILLIONS)	Land	Buildings	Machinery and equipment	Vessels	Others	Total
Lessee
Right-of-use assets	$113	$809	$565	$11	$53	$1,551
Depreciation/impairment expense	—	(150)	(88)	(12)	(13)	(263)
Lessor
Assets subject to operating leases	1	20	2,095	2,437	—	4,553